                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ ]; Amendment Number: ______
         This Amendment (Check only one.):   [ ] is a restatement.
                                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
Address:          1440 Kiewit Plaza
                  Omaha, NE 68131

Form 13F File Number:        28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
Title:            Vice President
Phone:            402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE                    May 14, 2003
---------------------------      -----------------------      ------------
[Signature]                      [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number    Name

     28- 5194                General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                        17
                                                    ----------------

Form 13F Information Table Entry Total:                   64
                                                    ----------------

Form 13F Information Table Value Total:             $  26,467,920
                                                    ----------------
                                                         (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's positions in two securities (First Data Corporation and Iron Mountain Inc.) included in its December 31, 2002 public Form 13F as amended.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NO.     FORM 13F FILE NUMBER                        NAME
 1.           28-5678            Berkshire Hathaway Life Insurance Co. of Nebraska
 2.           28-                BH Columbia Inc.
 3.           28-5676            BHG Life Insurance Co.
 4.           28-719             Blue Chip Stamps
 5.           28-554             Buffett, Warren E.
 6.           28-1517            Columbia Insurance Co.
 7.           28-2226            Cornhusker Casualty Co.
 8.           28-852             GEICO Corp.
 9.           28-101             Government Employees Ins. Corp.
10.           28-1066            National Fire & Marine
11.           28-718             National Indemnity Co.
12.           28-5006            National Liability & Fire Ins. Co.
13.           28-717             OBH Inc.
14.           28-2740            Plaza Investment Managers
15.           28-1357            Wesco Financial Corp.
16.           28-3091            Wesco Financial Ins. Co.
17.           28-3105            Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2003

                                                                   Column 6
                                     Column 4                Investment Discretion                                   Column 8
              Column                  Market     Column 5    ----------------------                              Voting Authority
Column 1        2       Column 3      Value      Shares or          (b)      (c)          Column 7               ----------------
 Name of     Title of     CUSIP       (In        Principal    (a)  Shared-  Shared-        Other               (a)       (b)    (c)
 Issuer       Class      Number     Thousands)    Amount $   Sole  Defined   Other        Managers             Sole     Shared  None
 ------       -----      ------     ----------    --------   ----  -------   -----        --------             ----     ------  ----
American
 Express
 Co.           Com     025816 10 9     572,400   17,225,400           X              5, 2, 6, 13            17,225,400
                                       265,662    7,994,634           X              5, 10, 13               7,994,634
                                     3,996,103  120,255,879           X              5, 11, 13             120,255,879
                                        64,569    1,943,100           X              5, 4, 13, 15, 16, 17    1,943,100
                                       139,290    4,191,687           X              5, 13                   4,191,687
American
 Standard
 Companies     Com     029712 10 6     222,264    3,232,000           X              5, 8, 9, 11, 13, 14     3,232,000
Block
H & R          Com     093671 10 5     683,006   15,999,200           X              5, 11, 13              15,999,200
Coca Cola      Com     191216 10 0      72,540    1,792,000           X              5, 13                   1,792,000
                                        71,892    1,776,000           X              5, 12, 13               1,776,000
                                       291,683    7,205,600           X              5, 4, 13, 15, 16, 17    7,205,600
                                     1,624,932   40,141,600           X              5, 2, 6, 13            40,141,600
                                     5,664,998  139,945,600           X              5, 11, 13             139,945,600
                                       369,955    9,139,200           X              5, 10, 13               9,139,200
Comdisco
 Holding
 Co.           Com     200334 10 0     156,625    1,163,201           X              5, 11, 13               1,163,201
                                        38,905      288,935           X              5, 2, 6, 13               288,935
                                         2,213       16,437           X              5, 10, 13                  16,437
Costco
 Wholesale
 Corp.         Com     22160K 10 5     157,778    5,254,000           X              5, 11, 13               5,254,000
Dover
 Corp.         Com     260003 10 8     108,990    4,500,000           X              5, 8, 9, 11, 13, 14     4,500,000
Dun &
 Bradstreet
 Corp.         Com     26483E 10 0      26,010      680,000           X              5, 8, 9, 11, 13, 14       680,000
GATX Corp.     Com     361448 10 3      65,749    4,540,700           X              5, 11, 13               4,540,700
                                        40,544    2,800,000           X              5, 8, 9, 11, 13, 14     2,800,000
Gannett
 Inc.          Com     364730 10 1     256,140    3,636,800           X              5, 11, 13               3,636,800
Gap Inc.       Com     364760 10 8     289,800   20,000,000           X              5, 8, 9, 11, 13, 14    20,000,000
The
 Gillette
 Co.           Com     375766 10 2   1,856,400   60,000,000           X              5, 11, 13              60,000,000
                                       643,552   20,800,000           X              5, 2, 6, 13            20,800,000
                                       198,016    6,400,000           X              5, 10, 13               6,400,000
                                       198,016    6,400,000           X              5, 4, 13, 15, 16, 17    6,400,000
                                        24,752      800,000           X              5, 12, 13                 800,000
                                        49,504    1,600,000           X              5, 13                   1,600,000
Great
 Lakes
 Chemical
 Corp.         Com     390568 10 3     154,261    6,948,700           X              5, 8, 9, 11, 13, 14     6,948,700
Level 3
 Communi-
 cations       Com     52729N 10 0       4,536      879,000           X              5, 11, 13                 879,000
                                    ----------
                                    18,311,085
                                    ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2003

                                                                  Column 6
              Column                 Column 4               Investment Discretion                                  Column 8
                2                     Market     Column 5   ---------------------                             Voting Authority
Column 1      Title    Column 3       Value      Shares or          (b)     (c)          Column 7             ----------------
 Name of       of       CUSIP          (In       Principal  (a)   Shared-  Shared         Other             (a)       (b)      (c)
 Issuer       Class     Number      Thousands)   Amount $   Sole  Defined  -Other        Managers           Sole     Shared    None
 ------       -----     ------      ----------   --------   ----  -------   -----        --------           ----     ------    ----
M & T Bank
 Corpora-
 tion          Com    55261F 10 4      471,249   5,997,060           X             5 11, 13               5,997,060
                                        42,905     546,000           X             5, 8, 9, 11, 13, 14      546,000
                                        13,021     165,700           X             5, 10, 13                165,700
Moody's        Com    615369 10 5      746,166  16,140,300           X             5, 11, 13             16,140,300
                                       363,354   7,859,700           X             5, 8, 9, 11, 13, 14    7,859,700
Mueller
 Industries    Com    624756 10 2       61,948   2,480,900           X             5, 11, 13              2,480,900
Nike Inc.      Com    654106 10 3      308,520   6,000,000           X             5, 8, 9, 11, 13, 14    6,000,000
Outback
 Steakhouse
 Inc.          Com    689899 10 2       66,072   1,867,500           X             5, 8, 9, 11, 13, 14    1,867,500
Petrochina
 Co LTD        ADR    71646E 10 0        1,521      72,900           X             5, 11, 13                 72,900
                                        13,473     645,900           X             5, 8, 9, 11, 13, 14      645,900
Sealed Air
 Corpora-
 tion          Com    81211K 10 0      100,036   2,492,800           X             5, 11, 13              2,492,800
Sealed Air
 Corpora-
 tion        PFD CVA  81211K 20 9       32,393     704,500           X             5, 11, 13                704,500
Shaw
Communica-
 tions
 Inc.         Cl B    82028K 20 0      231,200  22,000,000           X             5, 8, 9, 11, 13, 14   22,000,000
Sun Trusts
 Banks
 Inc.          Com    867914 10 3      260,423   4,946,300           X             5, 11, 13              4,946,300
                                        45,279     860,000           X             5, 2, 6, 13              860,000
Torchmark
 Corp.         Com    891027 10 4        2,776      77,551           X             5, 1, 11, 13              77,551
                                        16,100     449,728           X             5, 2, 6, 13              449,728
                                        27,609     771,200           X             5, 11, 13                771,200
                                        22,901     639,700           X             5, 10, 13                639,700
USG
 Corpora-
 tion          Com    903293 40 5       27,040   6,500,000           X             5, 11, 13              6,500,000
Washington
 Post
 Co.          Cl B    939640 10 8      609,343     894,304           X             5, 11, 13                                 894,304
                                       101,053     148,311           X             5, 1, 3, 7, 11, 13                        148,311
                                       441,634     648,165           X             5, 10, 13                                 648,165
                                        25,200      36,985           X             5, 12, 13                                  36,985
Wells
 Fargo &
 Co. Del       Com    949746 10 1      572,650  12,728,390           X             5, 2, 6, 13           12,728,390
                                        45,962   1,021,600           X             5, 4, 13, 15, 16, 17   1,021,600
                                         5,442     120,970           X             5, 10, 13                120,970
                                        62,716   1,394,000           X             5, 12, 13              1,394,000
                                        72,203   1,604,860           X             5, 13                  1,604,860
                                     1,637,423  36,395,260           X             5, 11, 13             36,395,260
Wesco Finl
 Corp.         Com    950817 10 6    1,699,520   5,703,087           X             5, 4, 13               5,703,087
WilTel
 Communica-
 tions         Com    972487 10 2       20,043   1,590,696           X             5, 11, 13              1,590,696
Zenith
 National
 Ins. Corp.    Com    989390 10 9        9,660     451,355           X             5, 11, 13                451,355
                                   -----------
                                     8,156,835
                                   -----------
GRAND
 TOTAL                             $26,467,920
                                   ===========